Consolidated Condensed Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenues:
Revenue from contract with customers
Telemedicine service fees		102,013
Total revenues		102,013
Other income
Other income	6,484,884	7,524,016
Total income	6,484,884	7,626,029
Expenses:
Cost of revenue		36,001
Amortization of intangible assets	5,623,417	6,015,398
Depreciation
Legal and professional expense	1,721,061	225,566
Staffing expense		205,574
Other operating expenses	145,314	341,062
Total expenses	7,489,792	6,823,601
Finance Income
Finance cost	164,583	220,376
Income before income tax	(1,169,491)	582,052
Income tax expense	550,606	766,173
Net loss after tax available to common shareholders	(1,720,097)	(184,121)
Attributable to:
Controlling interest	(1,720,097)	(171,364)
Non-controlling interest		(12,757)
Items that may be reclassified subsequently to income
Foreign currency translation reserves of subsidiaries, net of tax	942,137	344,958
Total comprehensive (loss)/income for the period	(777,960)	160,837
Attributable to:
Controlling interest	(777,960)	156,368
Non-controlling interest		$ 4,469
Basic income per share of common share (in Dollars per share)	$ (0.05)	$ (0.01)
Basic weighted average number of shares outstanding (in Shares)	35,715,945	34,154,062
Diluted income per share of common share (in Dollars per share)	$ (0.05)	$ (0.01)
Diluted weighted average number of shares outstanding (in Shares)	35,715,945	34,154,062